Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations
The amount in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Vessels’ Operating Expenses
Crew wages and related costs	13,452,713	13,899,451	19,817,861
Insurance	1,168,486	1,300,635	1,665,173
Repairs and maintenance	3,884,234	3,800,814	5,483,633
Spares and consumable stores	4,821,081	4,713,148	7,416,239
Miscellaneous expenses	2,315,920	2,658,686	3,338,629

Total	25,642,434	26,372,734	37,721,535